ACQUISITION OF WILSON-DAVIS - Unidentified excess of the purchase price over the fair value of the net assets acquired recorded as goodwill (Details) - USD ($)		3 Months Ended
	Feb. 07, 2024	Mar. 31, 2024
ACQUISITION OF WILSON-DAVIS
Intangible assets excluding goodwill		$ 38,053,935
WILSON-DAVIS
ACQUISITION OF WILSON-DAVIS
Intangible Assets	$ 18,928,355	18,928,355
Value of licenses based on replacement costs	$ 4,550,000
Term of licenses replacement costs	16 months
Estimated replication cost (as a percent)	12.00%
Development period (in years)	1 year 3 months
Annual rate of return (as a percent)	27.90%
WILSON-DAVIS | Customer Lists
ACQUISITION OF WILSON-DAVIS
Intangible assets excluding goodwill		$ 14,374,411
Estimated Useful Life (Years)		15 years
WILSON-DAVIS | Licenses
ACQUISITION OF WILSON-DAVIS
Intangible assets excluding goodwill		$ 4,553,944